111 Huntington Avenue, Boston, Massachusetts 02199-7618
Phone 617-954-5000

                                              December 3, 2013

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust VII (the “Trust”) (File Nos. 2-68918 and 811-3090) on behalf of MFS® Asia Pacific ex-Japan Fund, MFS® Equity Income Fund, MFS® European Equity Fund and MFS® Latin American Equity Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 48 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on November 26, 2013.

Please call the undersigned at (617) 954-5822 or Nickolas M. Connery at (617) 954-6124 with any questions you may have.

                                              Very truly yours,

                                              CHRISTOPHER R. BOHANE
                                              Christopher R. Bohane
                                              Vice President and Assistant
                                                General Counsel

CRB/bjn